IMPAIRMENT OF ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Provisions for impairment of property, plant and equipment	$ 31,680	$ 33,240	$ 14,979